POST-EMPLOYMENT BENEFITS - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) year	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of defined benefit plans [line items]
Contributions to pension plan	€ 58	€ 78	€ 47
Additional contributions to pension plan		29
Estimate of contributions expected to be paid to plan for next annual reporting period	53
Current provision for other employee benefit liabilities	21	24
Non-current provision for other employee benefit liabilities	67	94
Contributions to defined contribution plan	€ 25	€ 24	€ 22
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation | year	22